UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________

                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2012

                    DATE OF REPORTING PERIOD: JUNE 30, 2012

ITEM 1.     REPORTS TO STOCKHOLDERS.



                        The Advisors' Inner Circle Fund


                                 [LOGO OMITTED]

                                   USFS FUNDS
                      MANAGED BY PENNANT MANAGEMENT, INC.
                      -----------------------------------
                         A WHOLLY OWNED USFS SUDSIDIARY


                  USFS FUNDS LIMITED DURATION GOVERNMENT FUND
                   USFS FUNDS TACTICAL ASSET ALLOCATION FUND


SEMI-ANNUAL REPORT                                                 JUNE 30, 2012












                                                        Investment Adviser:
                                                        PENNANT MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2012



--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Schedule of Investments
     Limited Duration Government Fund ......................................   1
     Tactical Asset Allocation Fund ........................................   5
Statements of Assets and Liabilities .......................................   8
Statements of Operations ...................................................   9
Statement of Changes in Net Assets
     Limited Duration Government Fund ......................................  10
     Tactical Asset Allocation Fund ........................................  11
Financial Highlights
     Limited Duration Government Fund ......................................  12
     Tactical Asset Allocation Fund ........................................  13
Notes to Financial Statements ..............................................  14
Disclosure of Fund Expenses ................................................  25



The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("Commission") for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec. gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, is available (i) without charge, upon request, by calling 1-877-299-USFS (8737); and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND
                                                                JUNE 30, 2012
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS +
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]

41.0% Small Business Administration (SBA)
41.0% U.S. Government Agency Mortgage-Backed Obligations
10.1% U.S. Government Agency Obligations
7.0% Short-Term Investment
0.9% U.S. Treasury Obligation

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
SMALL BUSINESS ADMINISTRATION (SBA) -- 41.4%
--------------------------------------------------------------------------------

DESCRIPTION                                     FACE AMOUNT              VALUE
--------------------------------------------------------------------------------
SBA
     7.125%, 06/25/24 .......................   $   50,064           $    57,270
     7.100%, 02/01/17 .......................        9,427                10,289
     5.250%, 06/25/14 (A) ...................        1,436                 1,471
     4.265%, 05/25/14 (A) ...................       63,113                63,284
     3.875%, 02/25/25 (A) ...................       29,743                32,759
     3.625%, 10/25/24 (A) ...................       12,795                13,908
     3.625%, 10/25/25 (A) ...................       24,487                26,514
     3.375%, 09/25/25 (A) ...................       24,680                25,932
     3.125%, 07/25/21 (A) ...................        3,688                 3,819
     3.125%, 06/25/25 (A) ...................       12,301                13,192
     2.575%, 11/25/14 (A) ...................      222,759               225,729
     2.000%, 06/25/31 (A) ...................    1,009,420             1,065,580
     1.750%, 03/25/31 (A) ...................    1,000,656             1,050,040
     1.625%, 04/25/16 (A) ...................        7,315                 7,285
     1.625%, 10/25/18 (A) ...................       66,852                67,107
     1.400%, 09/25/32 (A) ...................      785,852               815,413
     1.375%, 07/25/17 (A) ...................       23,890                24,181
     1.375%, 09/25/17 (A) ...................        3,640                 3,686
     1.250%, 10/25/13 (A) ...................      240,921               240,928
     1.250%, 01/25/14 (A) ...................          817                   817
     1.250%, 03/25/17 (A) ...................        7,107                 7,148
     1.250%, 11/25/17 (A) ...................      144,416               146,001
     1.250%, 12/25/17 (A) ...................      151,770               153,455



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND
                                                                JUNE 30, 2012
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION (SBA) -- (CONTINUED)
--------------------------------------------------------------------------------

DESCRIPTION                                     FACE AMOUNT             VALUE
--------------------------------------------------------------------------------
     1.250%, 02/25/18 (A) ...................    $ 420,824           $   426,493
     1.250%, 04/25/18 (A) ...................       92,539                93,616
     1.250%, 05/25/18 (A) ...................       96,809                97,947
     1.250%, 07/25/25 (A) ...................      849,239               855,576
     1.125%, 03/25/13 (A) ...................        9,247                 9,238
     1.000%, 08/25/18 (A) ...................      201,540               202,681
     1.000%, 09/25/21 (A) ...................      332,342               334,580
     1.000%, 11/25/24 (A) ...................      300,401               303,760
     1.000%, 10/25/31 (A) ...................    1,346,957             1,371,413
     1.000%, 11/25/33 (A) ...................      329,699               336,239
     1.000%, 07/25/34 (A) ...................      413,929               422,239
     0.875%, 10/25/21 (A) ...................      132,964               133,950
     0.875%, 01/25/25 (A) ...................      155,436               156,555
     0.820%, 06/25/34 (A) ...................      816,374               823,504
     0.800%, 05/25/18 (A) ...................      890,459               892,610
     0.750%, 11/25/20 (A) ...................      430,149               431,467
     0.750%, 08/25/22 (A) ...................    1,966,923             1,975,157
     0.750%, 10/25/24 (A) ...................      951,025               954,760
     0.740%, 03/25/25 (A) ...................      360,425               361,752
     0.720%, 04/25/28 (A) ...................      587,040               589,123
     0.700%, 02/25/30 (A) ...................      376,502               377,668
     0.625%, 01/25/27 (A) ...................      529,877               530,175
     0.625%, 03/25/30 (A) ...................      327,534               327,664
     0.600%, 09/25/30 (A) ...................      597,047               596,715
     0.570%, 09/25/31 (A) ...................      538,696               537,704
     0.570%, 11/25/31 (A) ...................      484,487               483,580
                                                                      ----------
TOTAL SMALL BUSINESS ADMINISTRATION (SBA)
  (Cost $17,471,757) ........................                         17,681,974
                                                                      ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND
                                                                JUNE 30, 2012
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U. S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 41.4%
--------------------------------------------------------------------------------
DESCRIPTION                                     FACE AMOUNT              VALUE
--------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK (FHLB)
     4.770%, 09/20/12 .......................   $  720,215            $  726,049
     4.720%, 09/20/12 .......................      773,318               779,569
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
     5.250%, 05/15/17 .......................      348,466               359,062
     4.000%, 04/01/14 .......................       30,620                32,161
     4.000%, 05/01/14 .......................      296,574               306,222
     3.500%, 11/01/25 .......................      964,788             1,015,366
     2.000%, 09/15/39 .......................      896,834               913,440
     1.500%, 09/15/22 .......................    1,810,715             1,814,019
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
     5.500%, 12/25/14 .......................      539,894               549,466
     4.500%, 05/01/14 .......................      155,903               166,275
     3.000%, 11/01/20 .......................      889,200               937,205
     2.500%, 07/25/24 .......................      784,853               798,468
     2.000%, 08/25/41 .......................    1,134,297             1,145,541
     1.750%, 05/24/18 .......................    1,000,000             1,003,619
     0.623%, 03/25/27 (A) ...................      856,864               843,473
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
     4.500%, 08/20/19 .......................      197,944               214,748
     4.000%, 12/15/18 .......................      165,072               179,445
     2.500%, 12/16/25 .......................    1,669,760             1,726,376
     2.500%, 08/20/39 .......................      880,082               902,774
     2.000%, 05/20/40 .......................      940,166               956,790
     1.625%, 11/20/23 (A) ...................      354,564               367,359
     1.625%, 11/20/27 (A) ...................      270,453               280,213
     1.625%, 11/20/29 (A) ...................      280,126               290,235
NATIONAL CREDIT UNION ADMINISTRATION (NCUA)
     1.840%, 10/07/20 .......................      503,951               510,170
     1.600%, 10/29/20 .......................      837,681               848,906
                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  OBLIGATIONS
  (Cost $17,489,350) ........................                         17,666,951
                                                                      ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND
                                                                JUNE 30, 2012
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.2%
--------------------------------------------------------------------------------
                                                  FACE
DESCRIPTION                                  AMOUNT/SHARES               VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)
     2.000%, 11/23/14 (B) ...................  $   600,000          $    602,085
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
     1.250%, 08/06/12 (B) ...................    1,000,000             1,000,496
     1.000%, 11/21/12 (B) ...................    2,000,000             2,003,506
     1.000%, 04/24/15 .......................      750,000               753,352
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $4,354,206) .........................                          4,359,439
                                                                    ------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.9%
--------------------------------------------------------------------------------
U.S. TREASURY NOTE
  1.750%, 05/15/22 (Cost $404,812) ..........      400,000               403,250
                                                                    ------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 7.0%
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST GOVERNMENT FUND,
  CL A, 0.020% (C)
  (Cost $2,997,042) .........................    2,997,042             2,997,042
                                                                    ------------
TOTAL INVESTMENTS-- 101.0%
  (Cost $42,717,167) ........................                       $ 43,108,656
                                                                    ============

Percentages are based on Net Assets of $42,701,286.

(A) Variable rate security - Rate disclosed is the rate in effect on June 30, 2012.
(B) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2012. The coupon on a step bond changes on a specified date.
(C)  The rate reported is the 7-day effective yield as of June 30, 2012.
Cl -- Class












    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                  USFS FUNDS
                                                                 TACTICAL ASSET
                                                                 ALLOCATION FUND
                                                                 JUNE 30, 2012
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS +
--------------------------------------------------------------------------------


[BAR GRAPH OMITTED]


48.5% Exchange Traded Funds
11.3% Information Technology
10.4% Consumer Staples
9.9% Industrials
9.0% Consumer Discretionary
5.8% Financials
2.2% Energy
1.9% Telecommunication Services
0.6% Short-Term Investment
0.4% Exchange Traded Note

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 44.8%
--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES               VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.0%
HARTE-HANKS .................................       49,900           $   456,086
LEGGETT & PLATT .............................       21,400               452,182
STAPLES .....................................       32,300               421,515
                                                                     -----------
                                                                       1,329,783
                                                                     -----------
CONSUMER STAPLES -- 9.3%
ALTRIA GROUP ................................        9,560               330,298
COCA-COLA ...................................        4,350               340,126
KIMBERLY-CLARK ..............................        4,300               360,211
REYNOLDS AMERICAN ...........................       11,550               518,249
                                                                     -----------
                                                                       1,548,884
                                                                     -----------
ENERGY -- 1.9%
ENERGY TRANSFER PARTNERS ....................        7,280               321,703
                                                                     -----------
FINANCIALS -- 5.2%
HCP .........................................        9,980               440,617
HEALTH CARE REIT ............................        7,215               420,635
                                                                     -----------
                                                                         861,252
                                                                     -----------
INDUSTRIALS -- 8.8%
3M ..........................................        5,900               528,640
EMERSON ELECTRIC ............................        9,700               451,826
GENERAL DYNAMICS ............................        7,400               488,104
                                                                     -----------
                                                                       1,468,570
                                                                     -----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                  USFS FUNDS
                                                                 TACTICAL ASSET
                                                                 ALLOCATION FUND
                                                                 JUNE 30, 2012
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES               VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 10.1%
AUTOMATIC DATA PROCESSING                           11,000           $   612,260
MICROSOFT                                           18,500               565,915
MOLEX                                               24,800               501,704
                                                                     -----------
                                                                       1,679,879
                                                                     -----------
TELECOMMUNICATION SERVICES -- 1.7%
WINDSTREAM                                          29,300               283,038
                                                                     -----------
TOTAL COMMON STOCK
(Cost $6,413,372)                                                      7,493,109
                                                                     -----------
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 43.1%
--------------------------------------------------------------------------------
FINANCIAL SELECT SECTOR SPDR ................       59,382               868,165
GUGGENHEIM SOLAR ENERGY INDEX FUND ..........        9,500               174,230
HEALTH CARE SELECT SECTOR SPDR ..............       27,000             1,026,000
ISHARES DJ US HOME CONSTRUCTION INDEX FUND ..       25,000               420,000
ISHARES J.P. MORGAN EMERGING MARKETS BOND
  FUND ......................................          560                64,243
ISHARES MSCI GERMANY INDEX FUND .............        8,520               168,696
MARKET VECTORS GOLD MINERS ..................        4,090               183,109
POWERSHARES DB US DOLLAR ....................        7,000               157,290
POWERSHARES ULTRA QQQ .......................        1,651                87,883
RYDEX S&P MIDCAP 400 PURE GROWTH ............       13,800             1,163,478
SPDR S&P DIVIDEND ...........................       10,000               556,500
SPDR S&P EMERGING MARKETS DIVIDEND ..........       11,385               514,261
SPDR TRUST SERIES 1 .........................        2,500               340,675
TECHNOLOGY SELECT SECTOR SPDR ...............        4,795               137,856
THE ENERGY SELECT SECTOR SPDR ...............        2,949               195,725
ULTRA PRO S&P 500 PROSHARES .................        4,860               370,478
ULTRA RUSSELL 2000 PROSHARES ................        6,820               275,664
ULTRA SHORT BARCLAYS 20+ YEAR PROSHARES .....       31,400               497,376
TOTAL EXCHANGE TRADED FUNDS
  (Cost $7,232,305) .........................                          7,201,629
                                                                     -----------
--------------------------------------------------------------------------------
EXCHANGE TRADED NOTE -- 0.3%
--------------------------------------------------------------------------------
IPATH S&P 500 VIX SHORT TERM FUTURES
  (COST $62,609) ............................        3,500                53,235
                                                                     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                  USFS FUNDS
                                                                 TACTICAL ASSET
                                                                 ALLOCATION FUND
                                                                 JUNE 30, 2012
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 0.5%
--------------------------------------------------------------------------------
                                                   SHARES/
DESCRIPTION                                       CONTRACTS           VALUE
--------------------------------------------------------------------------------
SEI DAILY INCOME TRUST GOVERNMENT FUND,
 CL A, 0.020% (A)
   (Cost $89,954) ...........................       89,954         $     89,954
                                                                   ------------
TOTAL INVESTMENTS-- 88.8%
   (Cost $13,798,240) ..........................                   $ 14,837,927

                                                                   ============
--------------------------------------------------------------------------------
WRITTEN OPTIONS (B) -- (0.1%)
--------------------------------------------------------------------------------

SPDR S&P 500 ETF TRUST CALL, EXPIRES 07/21/12,
STRIKE PRICE $137.00 ........................          (25)                 (25)
SECTOR SPDR ENERGY CALL, EXPIRES 07/21/12,
STRIKE PRICE $67.00 .........................          (25)                 (25)
SECTOR SPDR ENERGY CALL, EXPIRES 07/21/12,
STRIKE PRICE $29.00 .........................          (47)              (1,363)
SPDR S&P DIVIDEND ETF CALL, EXPIRES 07/21/12,
STRIKE PRICE $55.00 .........................          (55)              (5,775)
SECTOR SPDR FINANCIAL CALL, EXPIRES 07/21/12,
STRIKE PRICE $15.00 .........................         (250)              (3,500)
                                                                   ------------
TOTAL WRITTEN OPTIONS
  (Premiums Received $11,207)                                       $   (10,688)
                                                                   ============

Percentages are based on Net Assets of $16,710,041.

(A) The rate reported is the 7-day effective yield as of June 30, 2012.
(B) Non-income producing security.

Cl -- Class
DB -- Deutsche Bank
DJ -- Dow Jones
ETF -- Exchange Traded Fund
MSCI -- Morgan Stanley Capital International
REIT -- Real Estate Investment Trust
S&P -- Standard & Poor's
SPDR-- Standard & Poor's Depositary Receipt
VIX -- Volatility Index

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                                  USFS FUNDS
                                                                                 JUNE 30, 2012
                                                                                 (UNAUDITED)

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------
                                                           USFS FUNDS           USFS FUNDS
                                                        LIMITED DURATION       TACTICAL ASSET
                                                         GOVERNMENT FUND       ALLOCATION FUND
                                                        ----------------       ---------------
ASSETS:
     Investments at Value (Cost $42,717,167
       and $13,798,240, respectively) ...............     $ 43,108,656          $ 14,837,927
     Receivable for Investment Securities Sold ......          168,094             1,885,768
     Receivable due from Investment Adviser .........           16,343                    --
     Receivable for Dividends and Interest ..........           75,525                53,852
     Prepaid Expenses ...............................            2,467                 1,850
                                                          ------------          ------------
          TOTAL ASSETS ..............................     $ 43,371,085          $ 16,779,397
                                                          ------------          ------------
LIABILITIES:
     Written Options, at Value (Premiums received N/A
       and $11,207 respectively) ....................               --                10,688
     Payable for Capital Shares Redeemed ............          401,067                    --
     Payable due to Investment Adviser ..............           14,845                10,234
     Payable due to Administrator ...................           11,906                 4,487
     Payable due to Trustees ........................               25                    --
     Chief Compliance Officer Fees Payable ..........            2,152                   883
     Payable for Investment Securities Purchased ....          201,883                27,414
     Other Payables .................................              892                    --
     Other Accrued Expenses .........................           37,029                15,650
                                                          ------------          ------------
          TOTAL LIABILITIES .........................          669,799                69,356
                                                          ------------          ------------
NET ASSETS ..........................................     $ 42,701,286          $ 16,710,041
                                                          ============          ============
NET ASSETS CONSIST OF:
     Paid-in Capital ................................     $ 42,489,450          $ 15,043,765
     Undistributed (Distributions in Excess of) Net
       Investment Income ............................          (30,311)                6,404
     Accumulated Net Realized Gain (Loss) on
       Investments and Written Options ..............         (149,342)              619,666
     Net Unrealized Appreciation on Investments and
       Written Options ..............................          391,489             1,040,206
                                                          ------------          ------------
NET ASSETS ..........................................     $ 42,701,286          $ 16,710,041
                                                          ============          ============
INSTITUTIONAL SHARES:
     Outstanding Shares of Beneficial Interest
       (Unlimited authorization -- no par value) ....        3,544,376             1,547,840
                                                          ============          ============
Net Asset Value, Offering and Redemption
  Price Per Share ...................................        $   12.05             $   10.80
                                                          ============          ============

Amounts designated as "--" are $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                                USFS FUNDS
                                                                               FOR THE
                                                                               SIX MONTHS ENDED
                                                                               JUNE 30, 2012
                                                                               (UNAUDITED)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------
                                                           USFS FUNDS            USFS FUNDS
                                                       LIMITED DURATION        TACTICAL ASSET
                                                        GOVERNMENT FUND        ALLOCATION FUND
                                                       ----------------        ---------------
INVESTMENT INCOME
     Interest Income ...............................      $   281,638            $        --
     Dividend Income ...............................              380                254,056
                                                          -----------            -----------
          TOTAL INVESTMENT INCOME ..................          282,018                254,056
                                                          -----------            -----------
EXPENSES:
     Investment Advisory Fees ......................          100,463                 69,903
     Administration Fees ...........................           72,024                 27,429
     Trustees' Fees ................................            8,716                  3,155
     Chief Compliance Officer Fees .................            4,315                  1,659
     Legal Fees ....................................           18,266                  6,999
     Transfer Agent Fees ...........................           25,447                 17,903
     Audit Fees ....................................           15,005                  5,773
     Printing Fees .................................            7,839                  3,101
     Custodian Fees ................................            4,972                  2,486
     Registration and Filing Fees ..................            1,816                  1,204
     Insurance and Other Fees ......................           16,136                  3,673
                                                          -----------            -----------
          TOTAL EXPENSES ...........................          274,999                143,285
                                                          -----------            -----------
Less:
Waiver of Investment Advisory Fees .................          (91,218)                    --
Fees Paid Indirectly(1) ............................               (1)                    (1)
                                                          -----------            -----------
NET EXPENSES .......................................          183,780                143,284
                                                          -----------            -----------
     NET INVESTMENT INCOME .........................           98,238                110,772
                                                          -----------            -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS ............          (52,708)             1,309,023
NET REALIZED GAIN ON WRITTEN OPTIONS ...............               --                 15,295
NET CHANGE ON UNREALIZED APPRECIATION
  (DEPRECIATION) INVESTMENTS .......................           59,713               (587,462)
NET CHANGE ON UNREALIZED DEPRECIATION WRITTEN
  OPTIONS ..........................................               --                   (519)
                                                          -----------            -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND WRITTEN OPTIONS ..............................            7,005                736,337
                                                          -----------            -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ........................      $   105,243           $    847,109
                                                          ===========           ============

(1) See Note 5 in Notes to Financial Statements.
Amounts designated as "--" are $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                                  USFS FUNDS
                                                                                 LIMITED DURATION
                                                                                 GOVERNMENT FUND

-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------
                                                           SIX MONTH
                                                          PERIOD ENDED
                                                          JUNE 30, 2012            YEAR ENDED
                                                           (UNAUDITED)          DECEMBER 31, 2011
                                                          -------------         -----------------
OPERATIONS:
     Net Investment Income ............................   $      98,238           $    260,962
     Net Realized Gain (Loss) on Investments ..........         (52,708)                69,071
     Net Change in Unrealized Appreciation
     on Investments ...................................          59,713                152,853
                                                          -------------           ------------
     NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS ................................         105,243                482,886
                                                          -------------           ------------
DIVIDENDS AND DISTRIBUTIONS:
     Net Investment Income ............................        (128,665)              (306,177)
                                                          -------------           ------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS ................        (128,665)              (306,177)
                                                          -------------           ------------
CAPITAL SHARE TRANSACTIONS:
     Issued ...........................................       3,409,794             20,864,873
     Reinvestment of Distributions ....................         108,560                 65,476
     Redeemed .........................................     (17,233,477)           (20,062,364)
                                                          -------------           ------------
     NET INCREASE (DECREASE) IN NET ASSETS DERIVED
       FROM CAPITAL SHARE TRANSACTIONS ................     (13,715,123)               867,985
                                                          -------------           ------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS ..........     (13,738,545)             1,044,694
                                                          -------------           ------------
NET ASSETS:
     Beginning of Period ..............................      56,439,831             55,395,137
                                                          -------------           ------------
     End of Period ....................................    $ 42,701,286           $ 56,439,831
                                                           ============           ============
     (Distribution in Excess)/Undistributed Net
       Investment Income ..............................    $    (30,311)          $        116
                                                           ============           ============
SHARES TRANSACTIONS:
     Issued ...........................................         282,878              1,732,804
     Reinvestment of Distributions ....................           9,010                  5,437
     Redeemed .........................................      (1,429,432)            (1,664,829)
                                                          -------------           ------------
     TOTAL INCREASE (DECREASE) IN SHARES OUTSTANDING
       FROM CAPITAL SHARE TRANSACTIONS ................      (1,137,544)                73,412
                                                           ============           ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                           USFS FUNDS
                                                                          TACTICAL ASSET
                                                                          ALLOCATION FUND

-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------
                                                      SIX MONTH
                                                    PERIOD ENDED
                                                    JUNE 30, 2012           YEAR ENDED
                                                     (UNAUDITED)        DECEMBER 31, 2011
                                                    ------------        -----------------
OPERATIONS:
     Net Investment Income ......................   $    110,772         $    327,411
     Net Realized Gain on Investments
       and Written Options ......................      1,324,318            1,059,955
     Net Change in Unrealized Depreciation
       on Investments and Written Options .......       (587,981)            (825,925)
                                                    ------------         ------------
     NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS ..........................        847,109              561,441
                                                    ------------         ------------
DIVIDENDS AND DISTRIBUTIONS:
     Net Investment Income ......................       (104,368)            (296,965)
     Net Realized Gain ..........................       (205,712)          (1,831,727)
                                                    ------------         ------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS ..........       (310,080)          (2,128,692)
                                                    ------------         ------------
CAPITAL SHARE TRANSACTIONS:
     Issued .....................................        844,680            3,576,069
     Reinvestment of Distributions ..............        310,078              193,975
     Redeemed ...................................     (4,683,507)          (7,003,844)
                                                    ------------         ------------
     NET DECREASE IN NET ASSETS DERIVED
       FROM CAPITAL SHARE TRANSACTIONS ..........     (3,528,749)          (3,233,800)
                                                    ------------         ------------
     TOTAL DECREASE IN NET ASSETS ...............     (2,991,720)          (4,801,051)
                                                    ------------         ------------
NET ASSETS:
     Beginning of Period ........................     19,701,761           24,502,812
                                                    ------------         ------------
     End of Period ..............................   $ 16,710,041         $ 19,701,761
                                                    ============         ============
     Undistributed Net Investment Income ........   $      6,404         $         --
                                                    ============         ============
SHARES TRANSACTIONS:
     Issued .....................................         78,187              316,785
     Reinvestment of Distributions ..............         27,711               18,361
     Redeemed ...................................       (428,649)            (642,772)
                                                    ------------         ------------
     TOTAL DECREASE IN SHARES OUTSTANDING
       FROM CAPITAL SHARE TRANSACTIONS ..........       (322,751)            (307,626)
                                                    ============         ============

Amounts designated as "--" are $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                                                 USFS FUNDS
                                                                                                LIMITED DURATION
                                                                                                GOVERNMENT FUND

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
                                                                     SELECTED PER SHARE DATA AND RATIOS
                                                                            FOR A SHARE OUTSTANDING
                                                                             THROUGHOUT THE PERIOD
                                              SIX MONTH
                                                PERIOD                   FOR THE YEARS ENDED DECEMBER 31,
                                              ENDED JUNE    -------------------------------------------------------
                                               30, 2012
                                             (UNAUDITED)       2011       2010       2009(3)     2008        2007
                                             ----------     ---------   --------    --------   --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD ....................   $   12.05      $   12.02   $  12.07    $  12.16   $  12.12    $  11.92
                                             ---------      ---------   --------    --------   --------    --------
Income from Investment Operations:
Net Investment Income(1) .................        0.02           0.05       0.14        0.28       0.42        0.53
Net Realized and Unrealized Gain
(Loss) ...................................        0.01           0.04       0.09       (0.02)      0.08        0.19
                                             ---------      ---------   --------    --------   --------    --------
Total from Operations ....................        0.03           0.09       0.23        0.26       0.50        0.72
                                             ---------      ---------   --------    --------   --------    --------
Dividends and Distributions: .............          --             --]        --          --         --          --
Net Investment Income ....................       (0.03)         (0.06)     (0.14)      (0.27)     (0.42)      (0.52)
Net Realized Gains .......................          --             --      (0.14)      (0.08)     (0.04)        --
                                             ---------      ---------   --------    --------   --------    --------
Total Dividends and Distributions ........       (0.03)         (0.06)     (0.28)      (0.35)     (0.46)      (0.52)
NET ASSET VALUE,
  END OF PERIOD ..........................   $   12.05       $  12.05   $  12.02    $  12.07   $  12.16    $  12.12
                                             =========      =========   ========    ========   ========    ========
TOTAL RETURN+ ............................    0.26%(2)       0.77%(2)   1.92%(2)    2.20%(2)      4.22%       6.22%
                                             =========      =========   ========    ========   ========    ========
Net Assets, End of Period (Thousands) ....   $  42,701       $ 56,440   $ 55,395    $ 45,215   $ 55,110    $ 63,172
Ratio of Expenses to Average Net Assets ..      0.75%*          0.75%      0.75%       0.73%      0.65%       0.53%
Ratio of Expenses to Average Net Assets
  (Excluding waivers & fees
  paid indirectly) .......................      1.12%*          0.96%      0.99%       0.73%      0.65%      0.53%
Ratio of Net Investment Income to
  Average Net Assets .....................      0.40%*          0.44%      1.14%       2.30%      3.46%      4.40%
Portfolio Turnover Rate ..................      199%**           827%       647%        165%        54%       104%

+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)  Per share amounts are based upon average shares outstanding.
(2) Total return would have been lower had the Adviser not waived a portion of its fees during the period.
(3) On November 30, 2009, shareholders of the Accessor Limited Duration U. S. Government Fund (the "Predecessor Fund") approved a tax-free reorganization under which all assets and liabilities of the Predecessor Fund were transferred to The Advisors' Inner Circle Fund USFS Funds Limited Duration Government Fund at the close of business on December 11, 2009.
*    Annualized
**   Not Annualized
Amounts designated as "--" are either $0 or have been rounded to $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      USFS FUNDS
                                                                 TACTICAL ASSET
                                                                ALLOCATION FUND

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------

                                                         SELECTED PER SHARE DATA AND RATIOS
                                                               FOR A SHARE OUTSTANDING
                                                                THROUGHOUT THE PERIOD
                                              SIX MONTH
                                               PERIOD       FOR THE YEAR OR PERIOD ENDED
                                             ENDED JUNE              DECEMBER 31,
                                              30, 2012    ---------------------------------
                                             (UNAUDITED)     2011       2010        2009(2)
                                             -----------  --------     -------      -------
NET ASSET VALUE,
  BEGINNING OF PERIOD ....................    $  10.53     $ 11.25     $ 10.19      $ 10.00
                                              --------    --------     -------      -------
Income from Investment Operations: .......          --          --          --           --
Net Investment Income(1) .................        0.06        0.16        0.07         0.03
Net Realized and Unrealized Gain .........        0.39        0.20        1.35         0.19
                                              --------    --------     -------      -------
Total from Operations ....................        0.45        0.36        1.42         0.22
                                              --------    --------     -------      -------
Dividends and Distributions: .............          --          --          --           --
Net Investment Income ....................       (0.06)      (0.15)      (0.07)       (0.03)
Net Realized Gains .......................       (0.12)      (0.93)      (0.29)         --
                                              --------    --------     -------      -------
Total Dividends and Distributions ........       (0.18)      (1.08)      (0.36)       (0.03)
                                              --------    --------     -------      -------
NET ASSET VALUE,
  END OF PERIOD ..........................    $  10.80    $  10.53     $ 11.25      $ 10.19
                                              ========    ========     =======      =======
TOTAL RETURN+ ............................       4.28%       3.39%      14.07%        2.15%
                                              ========    ========     =======      =======
Net Assets, End of Period (Thousands) ....    $ 16,710    $ 19,702 $    24,503 $     23,156
Ratio of Expenses to Average Net Assets ..      1.54%*       1.36%       1.39%        2.45%
Ratio of Expenses to Average Net Assets
  (Excluding fees paid indirectly) .......      1.54%*       1.36%       1.39%       2.45%*
Ratio of Net Investment Income to
Average Net Assets .......................      1.19%*       1.40%       0.69%       3.13%*
Portfolio Turnover Rate ..................       83%**        119%        175%        25%**

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)  Per share amounts are based upon average shares outstanding.
(2)  Fund commenced operations on November 30, 2009.
*    Annualized
**   Not annualized
Amounts designated as "--" are either $0 or have been rounded to $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2012

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with forty-one funds. The financial statements herein are those of the USFS Funds Limited Duration Government Fund, a diversified fund and the USFS Funds Tactical Asset Allocation Fund, a non-diversified fund (the "Funds"). The financial statements of the remaining funds are presented separately. The USFS Funds Limited Duration Government Fund seeks a high level of current income consistent with the preservation of capital. The USFS Funds Tactical Asset Allocation Fund seeks to provide above-average total return (capital appreciation and income) when compared to the broad U.S. equity market. The Funds may change their investment objective without shareholder approval upon 60 days' notice to shareholders. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held.

The Funds are registered to offer Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2012

--------------------------------------------------------------------------------

     the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2012, there were no securities valued in accordance with Fair Value Procedures.

In accordance with GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2012

--------------------------------------------------------------------------------

     Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     Level 2 --Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

     Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The summary of the inputs used as of June 30, 2012 in valuing the USFS Funds Limited Duration Government Fund's investments carried at fair value is as follows:

Investments in Securities                 LEVEL 1            LEVEL 2          LEVEL 3            TOTAL
                                       -----------        ------------       ---------       ------------

  Small Business
    Administration (SBA) ..........    $        --        $ 17,681,974       $      --       $ 17,681,974
  U.S. Government Agency
    Mortgage-Backed
    Obligations ...................             --          17,666,951              --         17,666,951
  U.S. Government
    Agency Obligations ............             --           4,359,439              --          4,359,439
  U.S. Treasury Obligation ........             --             403,250              --            403,250
  Short-Term Investment ...........      2,997,042                  --              --          2,997,042
                                       -----------        ------------       ---------       ------------
Total Investments in Securities ...    $ 2,997,042        $ 40,111,614       $      --       $ 43,108,656
                                       ===========        ============       =========       ============

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2012

--------------------------------------------------------------------------------

As of June 30, 2012, all of the investments and written options held in the USFS Funds Tactical Asset Allocation Fund are Level 1. For details of investment classifications, reference the Schedules of Investments.

During the six-month period ended June 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities and there have been no transfers between Level 2 and Level 3 assets and liabilities. For the six-month period ended June 30, 2012, there were no Level 3 securities. For the six-month period ended June 30, 2012, there have been no significant changes to the Funds' fair valuation methodologies.

FEDERAL INCOME TAXES -- It is the Funds' intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period and have no provision for taxes in the financial statements. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2012

--------------------------------------------------------------------------------

EXPENSES -- Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The USFS Funds Limited Duration Government Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually. The USFS Funds Tactical Asset Allocation Fund distributes its net investment income quarterly and makes distributions of its net realized capital gains, if any, at least annually.

3. DERIVATIVE CONTRACTS:

In accordance with the authoritative guidance under GAAP, the Funds disclose:
a) how and why they use derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect their financial position, financial performance and cash flows as follows:

The USFS Funds Tactical Asset Allocation Fund invests in financial options contracts that seek to protect a position within its portfolio through hedging techniques. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2012

--------------------------------------------------------------------------------

an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Transactions in option contracts written for the Tactical Asset Allocation Fund for the six-month period ended June 30, 2012, were as follows:

                                               NUMBER OF
                                               CONTRACTS       PREMIUMS
                                               ---------      ----------
     Outstanding at January 1, 2012 .......        --         $      --
     Options written ......................    (1,602)         (118,153)
     Options closed .......................       575            58,723
     Options expired ......................       325            22,299
     Options exercised ....................       300            25,924
                                                -----         ---------
     Outstanding at June 30, 2012 .........      (402)        $ (11,207)
                                                =====         =========
4. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust, other then the Chief Compliance Officer ("CCO") as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers and service providers as required by SEC regulations. The CCO's services and fees have been approved by and reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2012

--------------------------------------------------------------------------------

5. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The USFS Funds (the "Funds") and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services for fees calculated at an annual rate of 0.12% of the Funds' first $1 billion of average daily net assets; 0.10% of the Funds' average daily net assets between $1 billion and $1.5 billion; and 0.08% of the Funds' average daily net assets over $1.5 billion, subject to a minimum annual fee for the Funds of $100,000 per Fund and $15,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six-month period ended June 30, 2012, the Funds earned a credit of $1 and $1 respectively, which were used to offset transfer agent expenses. These amounts are labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT ADVISORY AGREEMENT:

The Funds and Pennant Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.41% and 0.75% of each Fund's average daily net assets for the USFS Funds Limited Duration Government Fund and the USFS Funds Tactical Asset Allocation Fund, respectively. The Adviser agreed to voluntarily waive its fee and other expenses to limit operating expenses to 0.75% of the USFS Funds Limited Duration Government Fund. The Adviser does not have the ability to recapture previously waived fees or reimbursed expenses.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2012

--------------------------------------------------------------------------------

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended June 30, 2012, were as follows:

                                   PURCHASES                 SALES AND MATURITIES
                          ----------------------------   -----------------------------
                          U.S. GOVERNMENT                U.S. GOVERNMENT
                            SECURITIES        OTHER         SECURITIES        OTHER
                          ---------------   ----------   ---------------   -----------
USFS Funds
Limited Duration
Government Fund            $ 79,678,306     $   826,893    $ 81,703,936    $ 5,801,714

USFS Funds
Tactical Asset
Allocation Fund            $         --     $15,285,614    $         --    $18,794,971

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended December 31, 2011 and 2010 was as follows:

              ORDINARY     LONG-TERM RETURN OF
              INCOME         CAPITAL GAIN           CAPITAL       TOTAL
              --------     --------------------     -------       -----

USFS FUNDS LIMITED DURATION GOVERNMENT FUND
2011 ......  $   306,177    $       --              $   --       $   306,177
2010 ......      994,797       275,466                 393         1,270,656

USFS FUNDS TACTICAL ASSET ALLOCATION FUND
2011 .....   $ 1,469,985    $  658,707              $   --       $ 2,128,692
2010 .....     801,684              --                  --           801,684

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2012

--------------------------------------------------------------------------------

As of December 31, 2011, the components of distributable earnings on tax basis were as follows:


                                            USFS FUNDS           USFS FUNDS
                                         LIMITED DURATION      TACTICAL ASSET
                                         GOVERNMENT FUND       ALLOCATION FUND
                                         ----------------      ---------------

Undistributed Ordinary Income               $     116           $        --
Undistributed Long-Term Capital Gains              --               191,995
Capital Loss Carryforward                     (96,547)                   --
Post-October Capital Losses                        --              (371,405)
Unrealized Appreciation                       331,689             1,308,657
Other Temporary Differences                        --                    --
                                            ----------          -----------
Distributable Earnings                      $ 235,258           $ 1,129,247
                                            ----------          -----------


Post-October Capital Losses represent losses realized on investment transactions from November 1, 2011 through December 31, 2011 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:


                                     SHORT-TERM          LONG-TERM
                                        LOSS                LOSS         TOTAL
                                     -----------         ---------       -----
USFS Funds Limited Duration
Government Fund                        $88,659             $7,888       $96,547

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2012

--------------------------------------------------------------------------------


The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at June 30, 2012, were as follows:


                                                        AGGREGATE             AGGREGATE
                                                        GROSS                 GROSS                 NET
                                   FEDERAL TAX          UNREALIZED            UNREALIZED            UNREALIZED
                                      COST              APPRECIATION          DEPRECIATION          APPRECIATION
                                   -----------          ------------          ------------          -------------
USFS FUNDS LIMITED
  DURATION GOVERNMENT
  FUND                             $42,717,167           $ 401,619             $ (10,130)            $   391,489
USFS FUNDS TACTICAL ASSET
  ALLOCATION FUND                   13,798,240           1,493,091              (453,404)              1,039,687


9. CONCENTRATION OF RISK:

The market values of the USFS Funds Limited Duration Government Fund's investments will change in response to interest rate changes and other factors. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2012
--------------------------------------------------------------------------------
10. OTHER:

At June 30, 2012, for the USFS Funds Limited Duration Government Fund, 99% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. At June 30, 2012, for the USFS Funds Tactical Asset Allocation Fund, 98% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders. In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. SUBSEQUENT EVENTS:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (CONCLUDED) (UNAUDITED)
--------------------------------------------------------------------------------

Note: Because the hypothetical return is set at 5% for comparison purposes --NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


----------------------------------------------------------------------------------
                                BEGINNING     ENDING                      EXPENSES
                                ACCOUNT       ACCOUNT      ANNUALIZED     PAID
                                VALUE         VALUE        EXPENSE        DURING
                                01/01/12      06/30/12     RATIOS         PERIOD*
----------------------------------------------------------------------------------
USFS FUNDS LIMITED DURATION GOVERNMENT FUND
ACTUAL FUND RETURN             $1,000.00    $1,002.60       0.75%      $   3.74
HYPOTHETICAL 5% RETURN          1,000.00     1,021.13       0.75%          3.77
----------------------------------------------------------------------------------
USFS FUNDS TACTICAL ASSET ALLOCATION FUND
ACTUAL FUND RETURN             $1,000.00    $1,042.80       1.54%      $   7.81
HYPOTHETICAL 5% RETURN          1,000.00     1,017.22       1.54%          7.71
----------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   USFS FUNDS

                                P.O. Box 219009
                           Kansas City, MO 64121-2009

                                    ADVISER:
                            Pennant Management, Inc.
                             11270 West Park Place
                                   Suite 1025
                           Milwaukee, Wisconsin 53224

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004



         This information must be preceded or accompanied by a current prospectus for the Fund.







USF-SA-001-0300

ITEM 2.     CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.     SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.   EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)                         /s/ Michael Beattie
                                                 -------------------------------
                                                 Michael Beattie, President

Date: September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                         /s/ Michael Beattie
                                                 -------------------------------
                                                 Michael Beattie, President



Date: September 6, 2012


By (Signature and Title)                         /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson,
                                                 Treasurer, Controller & CFO


Date: September 6, 2012